Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.06%

Communication Services : 1.39%

Interactive Media & Services : 1.39%
Match Group Incorporated †	25,600	$2,832,640

Consumer Discretionary : 12.57%

Diversified Consumer Services : 3.18%
Bright Horizons Family Solutions Incorporated †	22,904	3,482,324
Chegg Incorporated †	41,800	2,986,192
		6,468,516

Hotels, Restaurants & Leisure : 3.56%
Chipotle Mexican Grill Incorporated †	3,600	4,477,356
Domino’s Pizza Incorporated	6,494	2,761,768
		7,239,124

Internet & Direct Marketing Retail : 4.98%
Chewy Incorporated Class A †	36,900	2,023,227
Etsy Incorporated †	25,711	3,127,229
MercadoLibre Incorporated †	4,603	4,982,655
		10,133,111

Specialty Retail : 0.85%
Carvana Company †	7,800	1,739,868

Financials : 0.92%

Consumer Finance : 0.92%
LendingTree Incorporated †	6,100	1,872,029

Health Care : 31.92%

Biotechnology : 8.84%
Black Diamond Therapeutics Incorporated †«	17,200	519,956
CRISPR Therapeutics AG †	14,627	1,223,402
Deciphera Pharmaceuticals Incorporated †	16,011	821,364
Exact Sciences Corporation †	37,200	3,792,540
Mirati Therapeutics Incorporated †	6,000	996,300
Natera Incorporated †	34,623	2,501,166
ORIC Pharmaceuticals Incorporated †«	24,021	600,765
Sarepta Therapeutics Incorporated †	13,150	1,846,655
Turning Point Therapeutics Incorporated †	18,837	1,645,600
Twist Bioscience Corporation †	24,710	1,877,219
Zai Lab Limited ADR †	17,912	1,489,741
Zymeworks Incorporated †	14,400	670,752
		17,985,460

Health Care Equipment & Supplies : 10.86%
ABIOMED Incorporated †	6,700	1,856,302
Align Technology Incorporated †	9,900	3,240,864
DexCom Incorporated †	5,700	2,349,711
Haemonetics Corporation †	21,600	1,884,600
Inari Medical Incorporated †	18,300	1,263,066
Insulet Corporation †	12,799	3,028,115
iRhythm Technologies Incorporated †	22,911	5,455,338

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Discovery Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
Shockwave Medical Incorporated †	39,752	$3,013,202
		22,091,198

Health Care Providers & Services : 6.50%
Amedisys Incorporated †	12,854	3,039,071
Chemed Corporation	6,400	3,074,240
Guardant Health Incorporated †	24,100	2,693,898
HealthEquity Incorporated †	37,583	1,930,639
Molina Healthcare Incorporated †	13,600	2,489,344
		13,227,192

Health Care Technology : 2.14%
Veeva Systems Incorporated Class A †	15,505	4,359,851

Life Sciences Tools & Services : 2.16%
Berkeley Lights Incorporated †«	19,728	1,506,430
Bio-Rad Laboratories Incorporated Class A †	5,600	2,886,576
		4,393,006

Pharmaceuticals : 1.42%
Catalent Incorporated †	33,800	2,895,308

Industrials : 17.59%

Aerospace & Defense : 3.54%
HEICO Corporation	20,400	2,135,064
Mercury Systems Incorporated †	36,300	2,811,798
Teledyne Technologies Incorporated †	7,300	2,264,533
		7,211,395

Building Products : 1.60%
Trex Company Incorporated †	45,500	3,257,800

Commercial Services & Supplies : 5.92%
Casella Waste Systems Incorporated Class A †	59,019	3,296,211
IAA Incorporated †	59,300	3,087,751
Tetra Tech Incorporated	29,900	2,855,450
Waste Connections Incorporated	27,043	2,807,063
		12,046,475

Electrical Equipment : 2.32%
Generac Holdings Incorporated †	24,400	4,724,816

Professional Services : 1.71%
Clarivate plc †	112,555	3,488,079

Road & Rail : 1.22%
Saia Incorporated †	19,600	2,472,344

Trading Companies & Distributors : 1.28%
SiteOne Landscape Supply Incorporated †	21,361	2,604,974

Information Technology : 33.10%

Electronic Equipment, Instruments & Components : 1.10%
Novanta Incorporated †	21,300	2,243,742

2

Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Shares	Value
IT Services : 17.33%
Black Knight Incorporated †		54,800	$4,770,340
Booz Allen Hamilton Holding Corporation		46,171	3,831,270
EPAM Systems Incorporated †		9,919	3,206,614
Euronet Worldwide Incorporated †		18,093	1,648,272
MongoDB Incorporated †		18,200	4,213,482
Okta Incorporated †		12,400	2,651,740
Square Incorporated Class A †		18,000	2,925,900
StoneCo Limited Class A †		72,119	3,814,374
Twilio Incorporated Class A †		14,398	3,557,602
WEX Incorporated †		15,800	2,195,726
WNS Holdings Limited ADR †		38,300	2,449,668
			35,264,988

Semiconductors & Semiconductor Equipment : 3.73%
Lattice Semiconductor Corporation †		79,976	2,316,105
MKS Instruments Incorporated		27,400	2,992,902
Universal Display Corporation		12,700	2,295,398
			7,604,405

Software : 10.94%
Avalara Incorporated †		21,000	2,674,140
Bill.com Holdings Incorporated †		20,966	2,103,099
Crowdstrike Holdings Incorporated Class A †		21,300	2,924,916
Elastic NV †		29,400	3,171,966
Envestnet Incorporated †		28,700	2,214,492
Five9 Incorporated †		30,718	3,983,510
Globant SA †		18,700	3,351,414
Unity Software Incorporated †«		21,023	1,834,887
			22,258,424

Real Estate : 1.57%

Equity REITs : 1.57%
QTS Realty Trust Incorporated Class A		50,700	3,195,117

Total Common Stocks (Cost $126,179,772)			201,609,862

Yield
Short-Term Investments : 2.40%

Investment Companies : 2.40%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	3,418,990	3,418,990
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.05	1,463,885	1,463,885
Total Short-Term Investments (Cost $4,882,875)			4,882,875

Total investments in securities (Cost $131,062,647)	101.46%		206,492,737
Other assets and liabilities, net	(1.46)		(2,969,070)

Total net assets	100.00%		$203,523,667

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Discovery Fund

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$4,718,549	$33,090,280	$(34,389,895)	$275	$(219)	$18,828	#	$3,418,990
Wells Fargo Government Money Market Fund Select Class	1,560,143	31,383,354	(31,479,612)	0	0	11,114		1,463,885

				$275	$(219)	$29,942		$4,882,875	2.40%

# Amount shown represents income before fees and rebates.

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Common stocks
Communication services	$2,832,640	$0	$0	$2,832,640
Consumer discretionary	25,580,619	0	0	25,580,619
Consumer staples	1,872,029	0	0	1,872,029
Health care	64,952,015	0	0	64,952,015
Industrials	35,805,883	0	0	35,805,883
Information technology	67,371,559	0	0	67,371,559
Real Estate	3,195,117	0	0	3,195,117
Short-term investments
Investment companies	4,882,875	0	0	4,882,875

Total assets	$206,492,737	$0	$0	$206,492,737

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 60.14%

Communication Services : 6.52%

Diversified Telecommunication Services : 1.00%
AT&T Incorporated	11,482	$327,352
CenturyLink Incorporated	1,585	15,993
Verizon Communications Incorporated	6,652	395,727
		739,072

Entertainment : 1.24%
Activision Blizzard Incorporated	1,237	100,135
Electronic Arts Incorporated †	462	60,249
Live Nation Entertainment Incorporated †	227	12,231
Netflix Incorporated †	712	356,021
Take-Two Interactive Software Incorporated †	181	29,905
The Walt Disney Company	2,919	362,190
		920,731

Interactive Media & Services : 3.33%
Alphabet Incorporated Class A †	484	709,350
Alphabet Incorporated Class C †	473	695,121
Facebook Incorporated Class A †	3,889	1,018,529
TripAdvisor Incorporated	0	0
Twitter Incorporated †	1,269	56,471
		2,479,471

Media : 0.81%
Charter Communications Incorporated Class A †	240	149,842
Comcast Corporation Class A	7,297	337,559
Discovery Incorporated Class A †	257	5,595
Discovery Incorporated Class C †	495	9,702
DISH Network Corporation Class A †	396	11,496
Fox Corporation Class A	556	15,473
Fox Corporation Class B	253	7,076
Interpublic Group of Companies Incorporated	624	10,402
News Corporation Class A	623	8,734
News Corporation Class B	194	2,712
Omnicom Group Incorporated	343	16,979
ViacomCBS Incorporated Class B	901	25,237
		600,807

Wireless Telecommunication Services : 0.14%
T-Mobile US Incorporated †	933	106,698

Consumer Discretionary : 6.93%

Auto Components : 0.07%
Aptiv plc	435	39,881
BorgWarner Incorporated	331	12,823
		52,704

Automobiles : 0.14%
Ford Motor Company	6,277	41,805
General Motors Company	2,018	59,713
		101,518

Distributors : 0.05%
Genuine Parts Company	231	21,984

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Distributors (continued)
LKQ Corporation †	446	$12,368
		34,352

Hotels, Restaurants & Leisure : 0.99%
Carnival Corporation	833	12,645
Chipotle Mexican Grill Incorporated †	45	55,967
Darden Restaurants Incorporated	210	21,155
Domino’s Pizza Incorporated	63	26,793
Hilton Worldwide Holdings Incorporated	441	37,626
Las Vegas Sands Corporation	526	24,543
Marriott International Incorporated Class A	425	39,347
McDonald’s Corporation	1,193	261,852
MGM Resorts International	656	14,268
Norwegian Cruise Line Holdings Limited †	443	7,580
Royal Caribbean Cruises Limited	285	18,448
Starbucks Corporation	1,874	161,014
Wynn Resorts Limited	155	11,131
Yum! Brands Incorporated	484	44,189
		736,558

Household Durables : 0.25%
D.R. Horton Incorporated	530	40,084
Garmin Limited	239	22,672
Leggett & Platt Incorporated	211	8,687
Lennar Corporation Class A	440	35,939
Mohawk Industries Incorporated †	95	9,271
Newell Rubbermaid Incorporated	606	10,399
NVR Incorporated †	5	20,416
Pulte Group Incorporated	429	19,858
Whirlpool Corporation	99	18,205
		185,531

Internet & Direct Marketing Retail : 3.17%
Amazon.com Incorporated †	682	2,147,434
Booking Holdings Incorporated †	66	112,905
eBay Incorporated	1,060	55,226
Etsy Incorporated †	191	23,231
Expedia Group Incorporated	217	19,897
		2,358,693

Leisure Products : 0.02%
Hasbro Incorporated	206	17,040

Multiline Retail : 0.33%
Dollar General Corporation	398	83,429
Dollar Tree Incorporated †	379	34,618
Target Corporation	803	126,408
		244,455

Specialty Retail : 1.48%
Advance Auto Parts Incorporated	110	16,885
AutoZone Incorporated †	37	43,573
Best Buy Company Incorporated	369	41,066
CarMax Incorporated †	260	23,897
L Brands Incorporated	370	11,770
Lowe’s Companies Incorporated	1,210	200,691
O’Reilly Automotive Incorporated †	119	54,869
Ross Stores Incorporated	572	53,379
The Gap Incorporated	330	5,620
The Home Depot Incorporated	1,728	479,883
The TJX Companies Incorporated	1,924	107,071
Tiffany & Company	173	20,042

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Specialty Retail (continued)
Tractor Supply Company	185	$26,518
Ulta Beauty Incorporated †	91	20,382
		1,105,646

Textiles, Apparel & Luxury Goods : 0.43%
HanesBrands Incorporated	558	8,789
Nike Incorporated Class B	2,007	251,959
PVH Corporation	112	6,680
Ralph Lauren Corporation	76	5,166
Tapestry Incorporated	437	6,830
Under Armour Incorporated Class A †	303	3,403
Under Armour Incorporated Class C †	312	3,070
VF Corporation	513	36,038
		321,935

Consumer Staples : 4.22%

Beverages : 1.00%
Brown-Forman Corporation Class B	291	21,918
Constellation Brands Incorporated Class A	268	50,789
Molson Coors Brewing Company Class B	296	9,934
Monster Beverage Corporation †	591	47,398
PepsiCo Incorporated	2,216	307,138
The Coca-Cola Company	6,198	305,995
		743,172

Food & Staples Retailing : 0.94%
Costco Wholesale Corporation	712	252,760
Sysco Corporation	816	50,772
The Kroger Company	1,254	42,523
Walgreens Boots Alliance Incorporated	1,147	41,200
Walmart Incorporated	2,233	312,419
		699,674

Food Products : 0.66%
Archer Daniels Midland Company	891	41,423
Campbell Soup Company	325	15,720
ConAgra Foods Incorporated	785	28,032
General Mills Incorporated	982	60,570
Hormel Foods Corporation	449	21,952
Kellogg Company	407	26,288
Lamb Weston Holdings Incorporated	232	15,375
McCormick & Company Incorporated	200	38,820
Mondelez International Incorporated Class A	2,293	131,733
The Hershey Company	236	33,828
The J.M. Smucker Company	182	21,025
The Kraft Heinz Company	1,040	31,148
Tyson Foods Incorporated Class A	471	28,015
		493,929

Household Products : 1.11%
Church & Dwight Company Incorporated	396	37,109
Colgate-Palmolive Company	1,377	106,236
Kimberly-Clark Corporation	547	80,770
The Clorox Company	201	42,244
The Procter & Gamble Company	4,005	556,655
		823,014

Personal Products : 0.11%
The Estee Lauder Companies Incorporated Class A	362	79,007

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Tobacco : 0.40%
Altria Group Incorporated	2,973	$114,877
Philip Morris International Incorporated	2,493	186,950
		301,827

Energy : 1.24%

Energy Equipment & Services : 0.10%
Baker Hughes Incorporated	1,053	13,994
Halliburton Company	1,394	16,798
National Oilwell Varco Incorporated	623	5,644
Schlumberger Limited	2,217	34,497
TechnipFMC plc	680	4,291
		75,224

Oil, Gas & Consumable Fuels : 1.14%
Apache Corporation	600	5,682
Cabot Oil & Gas Corporation	646	11,215
Chevron Corporation	3,000	216,000
Concho Resources Incorporated	318	14,030
ConocoPhillips	1,714	56,288
Devon Energy Corporation	630	5,960
Diamondback Energy Incorporated	256	7,711
EOG Resources Incorporated	946	33,999
Exxon Mobil Corporation	6,790	233,101
Hess Corporation	442	18,091
HollyFrontier Corporation	238	4,691
Kinder Morgan Incorporated	3,131	38,605
Marathon Oil Corporation	1,280	5,235
Marathon Petroleum Corporation	1,040	30,514
Noble Energy Incorporated	778	6,652
Occidental Petroleum Corporation	1,344	13,453
ONEOK Incorporated	716	18,602
Phillips 66	698	36,184
Pioneer Natural Resources Company	265	22,787
The Williams Companies Incorporated	1,944	38,200
Valero Energy Corporation	650	28,158
		845,158

Financials : 5.82%

Banks : 2.00%
Bank of America Corporation	12,266	295,488
Citigroup Incorporated	3,351	144,462
Citizens Financial Group Incorporated	685	17,317
Comerica Incorporated	223	8,530
Fifth Third Bancorp	1,145	24,411
First Republic Bank	275	29,992
Huntington Bancshares Incorporated	1,638	15,020
JPMorgan Chase & Company	4,910	472,686
KeyCorp	1,571	18,742
M&T Bank Corporation	205	18,878
People’s United Financial Incorporated	685	7,062
PNC Financial Services Group Incorporated	684	75,178
Regions Financial Corporation	1,545	17,814
SVB Financial Group †	83	19,971
Truist Financial Corporation	2,177	82,835
US Bancorp	2,208	79,157
Wells Fargo & Company (l)	6,610	155,401
Zions Bancorporation	262	7,656
		1,490,600

Capital Markets : 1.54%
Ameriprise Financial Incorporated	193	29,743
Bank of New York Mellon Corporation	1,310	44,985

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Capital Markets (continued)
BlackRock Incorporated	228	$128,489
Cboe Global Markets Incorporated	173	15,179
CME Group Incorporated	574	96,036
E*TRADE Financial Corporation	353	17,668
Franklin Resources Incorporated	430	8,751
Intercontinental Exchange Incorporated	901	90,145
Invesco Limited	608	6,937
MarketAxess Holdings Incorporated	61	29,377
Moody’s Corporation	259	75,071
Morgan Stanley	1,918	92,735
MSCI Incorporated	134	47,809
Northern Trust Corporation	333	25,964
Raymond James Financial Incorporated	195	14,188
S&P Global Incorporated	387	139,552
State Street Corporation	566	33,581
T. Rowe Price Group Incorporated	363	46,544
The Charles Schwab Corporation	1,863	67,496
The Goldman Sachs Group Incorporated	553	111,136
The NASDAQ OMX Group Incorporated	183	22,456
		1,143,842

Consumer Finance : 0.28%
American Express Company	1,044	104,661
Capital One Financial Corporation	731	52,530
Discover Financial Services	490	28,312
Synchrony Financial	870	22,768
		208,271

Diversified Financial Services : 0.91%
Berkshire Hathaway Incorporated Class B †	3,178	676,723

Insurance : 1.09%
AFLAC Incorporated	1,067	38,785
American International Group Incorporated	1,384	38,102
Aon plc Class A	373	76,950
Arthur J. Gallagher & Company	307	32,413
Assurant Incorporated	95	11,524
Chubb Limited	725	84,187
Cincinnati Financial Corporation	240	18,713
Everest Reinsurance Group Limited	64	12,643
Globe Life Incorporated	157	12,544
Lincoln National Corporation	290	9,086
Loews Corporation	382	13,275
Marsh & McLennan Companies Incorporated	813	93,251
MetLife Incorporated	1,239	46,054
Principal Financial Group Incorporated	412	16,591
Prudential Financial Incorporated	634	40,272
The Allstate Corporation	503	47,352
The Hartford Financial Services Group Incorporated	578	21,305
The Progressive Corporation	941	89,084
The Travelers Companies Incorporated	406	43,925
UnumProvident Corporation	327	5,503
W.R. Berkley Corporation	225	13,759
Willis Towers Watson plc	207	43,226
		808,544

Health Care : 8.56%

Biotechnology : 1.29%
AbbVie Incorporated	2,842	248,931
Alexion Pharmaceuticals Incorporated †	351	40,165
Amgen Incorporated	945	240,181
Biogen Incorporated †	255	72,338
Gilead Sciences Incorporated	2,013	127,201

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Biotechnology (continued)
Incyte Corporation †	296	$26,563
Regeneron Pharmaceuticals Incorporated †	168	94,043
Vertex Pharmaceuticals Incorporated †	420	114,290
		963,712

Health Care Equipment & Supplies : 2.38%
Abbott Laboratories	2,838	308,860
ABIOMED Incorporated †	73	20,225
Align Technology Incorporated †	114	37,319
Baxter International Incorporated	807	64,899
Becton Dickinson & Company	465	108,196
Boston Scientific Corporation †	2,297	87,768
Danaher Corporation	1,016	218,775
Dentsply Sirona Incorporated	348	15,218
DexCom Incorporated †	154	63,483
Edwards Lifesciences Corporation †	993	79,261
Hologic Incorporated †	415	27,585
IDEXX Laboratories Incorporated †	136	53,463
Intuitive Surgical Incorporated †	186	131,974
Medtronic plc	2,153	223,740
ResMed Incorporated	232	39,772
STERIS plc	136	23,962
Stryker Corporation	524	109,186
Teleflex Incorporated	75	25,532
The Cooper Companies Incorporated	79	26,632
Varian Medical Systems Incorporated †	146	25,112
West Pharmaceutical Services Incorporated	118	32,438
Zimmer Biomet Holdings Incorporated	332	45,198
		1,768,598

Health Care Providers & Services : 1.59%
AmerisourceBergen Corporation	235	22,776
Anthem Incorporated	404	108,510
Cardinal Health Incorporated	468	21,973
Centene Corporation †	934	54,480
Cigna Corporation	591	100,121
CVS Health Corporation	2,107	123,049
DaVita HealthCare Partners Incorporated †	120	10,278
HCA Healthcare Incorporated	427	53,238
Henry Schein Incorporated †	228	13,402
Humana Incorporated	213	88,159
Laboratory Corporation of America Holdings †	156	29,370
McKesson Corporation	258	38,424
Quest Diagnostics Incorporated	215	24,615
UnitedHealth Group Incorporated	1,534	478,255
Universal Health Services Incorporated Class B	125	13,378
		1,180,028

Health Care Technology : 0.05%
Cerner Corporation	488	35,278

Life Sciences Tools & Services : 0.74%
Agilent Technologies Incorporated	495	49,965
Bio-Rad Laboratories Incorporated Class A †	34	17,526
Illumina Incorporated †	235	72,634
IQVIA Holdings Incorporated †	306	48,235
Mettler-Toledo International Incorporated †	39	37,664
PerkinElmer Incorporated	179	22,466
Thermo Fisher Scientific Incorporated	637	281,248
Waters Corporation †	99	19,372
		549,110

Pharmaceuticals : 2.51%
Bristol-Myers Squibb Company	3,604	217,285

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Catalent Incorporated †	263	$22,529
Eli Lilly & Company	1,271	188,133
Johnson & Johnson	4,239	631,102
Merck & Company Incorporated	4,054	336,279
Mylan NV †	826	12,250
Perrigo Company plc	219	10,054
Pfizer Incorporated	8,925	327,548
Zoetis Incorporated	763	126,177
		1,871,357

Industrials : 4.98%

Aerospace & Defense : 0.96%
General Dynamics Corporation	372	51,496
Howmet Aerospace Incorporated	629	10,517
Huntington Ingalls Industries Incorporated	64	9,008
L3Harris Technologies Incorporated	345	58,595
Lockheed Martin Corporation	395	151,396
Northrop Grumman Corporation	249	78,557
Raytheon Technologies Corporation	2,447	140,800
Teledyne Technologies Incorporated †	59	18,302
Textron Incorporated	366	13,209
The Boeing Company	853	140,967
TransDigm Group Incorporated	86	40,860
		713,707

Air Freight & Logistics : 0.45%
C.H. Robinson Worldwide Incorporated	215	21,971
Expeditors International of Washington Incorporated	268	24,259
FedEx Corporation	385	96,835
United Parcel Service Incorporated Class B	1,133	188,792
		331,857

Airlines : 0.13%
Alaska Air Group Incorporated	198	7,253
American Airlines Group Incorporated «	813	9,992
Delta Air Lines Incorporated	1,024	31,314
Southwest Airlines Company	948	35,550
United Airlines Holdings Incorporated †	465	16,159
		100,268

Building Products : 0.27%
A.O. Smith Corporation	217	11,458
Allegion plc	147	14,540
Carrier Global Corporation	1,309	39,977
Fortune Brands Home & Security Incorporated	221	19,121
Johnson Controls International plc	1,196	48,857
Masco Corporation	419	23,099
Trane Technologies plc	383	46,439
		203,491

Commercial Services & Supplies : 0.26%
Cintas Corporation	140	46,596
Copart Incorporated †	331	34,808
Republic Services Incorporated	337	31,459
Rollins Incorporated	236	12,789
Waste Management Incorporated	623	70,505
		196,157

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Construction & Engineering : 0.04%
Jacobs Engineering Group Incorporated	208	$19,296
Quanta Services Incorporated	221	11,682
		30,978

Electrical Equipment : 0.28%
AMETEK Incorporated	368	36,579
Eaton Corporation plc	641	65,401
Emerson Electric Company	959	62,882
Rockwell Automation Incorporated	186	41,046
		205,908

Industrial Conglomerates : 0.66%
3M Company	924	148,006
General Electric Company	14,083	87,737
Honeywell International Incorporated	1,127	185,515
Roper Technologies Incorporated	169	66,774
		488,032

Machinery : 0.99%
Caterpillar Incorporated	869	129,611
Cummins Incorporated	237	50,045
Deere & Company	503	111,480
Dover Corporation	231	25,027
Flowserve Corporation	208	5,676
Fortive Corporation	542	41,306
IDEX Corporation	120	21,889
Illinois Tool Works Incorporated	460	88,877
Ingersoll Rand Incorporated †	596	21,218
Otis Worldwide Corporation	654	40,823
PACCAR Incorporated	555	47,330
Parker-Hannifin Corporation	206	41,682
Pentair plc	266	12,175
Snap-on Incorporated	87	12,800
Stanley Black & Decker Incorporated	255	41,361
Wabtec Corporation	287	17,760
Xylem Incorporated	288	24,227
		733,287

Professional Services : 0.19%
Equifax Incorporated	194	30,439
IHS Markit Limited	595	46,713
Nielsen Holdings plc	572	8,111
Robert Half International Incorporated	182	9,635
Verisk Analytics Incorporated	258	47,810
		142,708

Road & Rail : 0.63%
CSX Corporation	1,221	94,835
J.B. Hunt Transport Services Incorporated	133	16,809
Kansas City Southern	150	27,125
Norfolk Southern Corporation	405	86,666
Old Dominion Freight Line Incorporated	154	27,862
Union Pacific Corporation	1,088	214,195
		467,492

Trading Companies & Distributors : 0.12%
Fastenal Company	920	41,483
United Rentals Incorporated †	115	20,068
W.W. Grainger Incorporated	73	26,044
		87,595

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Information Technology : 16.93%

Communications Equipment : 0.47%
Arista Networks Incorporated †	88	$18,210
Cisco Systems Incorporated	6,802	267,931
F5 Networks Incorporated †	97	11,909
Juniper Networks Incorporated	533	11,460
Motorola Solutions Incorporated	271	42,496
		352,006

Electronic Equipment, Instruments & Components : 0.32%
Amphenol Corporation Class A	480	51,970
CDW Corporation of Delaware	229	27,372
Corning Incorporated	1,219	39,508
FLIR Systems Incorporated	210	7,529
IPG Photonics Corporation †	57	9,688
Keysight Technologies Incorporated †	299	29,535
TE Connectivity Limited	530	51,802
Zebra Technologies Corporation Class A †	85	21,459
		238,863

IT Services : 3.38%
Accenture plc Class A	1,024	231,414
Akamai Technologies Incorporated †	260	28,740
Automatic Data Processing Incorporated	690	96,248
Broadridge Financial Solutions Incorporated	184	24,288
Cognizant Technology Solutions Corporation Class A	869	60,326
DXC Technology Company	414	7,390
Fidelity National Information Services Incorporated	998	146,916
Fiserv Incorporated †	892	91,921
FleetCor Technologies Incorporated †	135	32,144
Gartner Incorporated †	142	17,743
Global Payments Incorporated	479	85,061
International Business Machines Corporation	1,431	174,110
Jack Henry & Associates Incorporated	122	19,836
Leidos Holdings Incorporated	214	19,078
MasterCard Incorporated Class A	1,416	478,849
Paychex Incorporated	514	41,002
PayPal Holdings Incorporated †	1,889	372,190
The Western Union Company	658	14,101
VeriSign Incorporated †	162	33,186
Visa Incorporated Class A	2,698	539,519
		2,514,062

Semiconductors & Semiconductor Equipment : 3.05%
Advanced Micro Devices Incorporated †	1,901	155,863
Analog Devices Incorporated	594	69,344
Applied Materials Incorporated	1,469	87,332
Broadcom Incorporated	644	234,622
Intel Corporation	6,831	353,709
KLA Corporation	249	48,241
Lam Research Corporation	234	77,630
Maxim Integrated Products Incorporated	428	28,937
Microchip Technology Incorporated	406	41,721
Micron Technology Incorporated †	1,787	83,918
NVIDIA Corporation	994	537,973
Qorvo Incorporated †	182	23,480
QUALCOMM Incorporated	1,807	212,648
Skyworks Solutions Incorporated	266	38,703
Teradyne Incorporated	265	21,057
Texas Instruments Incorporated	1,470	209,901
Xilinx Incorporated	392	40,862
		2,265,941

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Software : 5.53%
Adobe Incorporated †	772	$378,612
ANSYS Incorporated †	138	45,158
Autodesk Incorporated †	352	81,316
Cadence Design Systems Incorporated †	446	47,557
Citrix Systems Incorporated	197	27,129
Fortinet Incorporated †	214	25,211
Intuit Incorporated	420	137,008
Microsoft Corporation	12,133	2,551,934
NortonLifeLock Incorporated	947	19,735
Oracle Corporation	3,100	185,070
Paycom Software Incorporated †	80	24,904
Salesforce.com Incorporated †	1,468	368,938
ServiceNow Incorporated †	309	149,865
Synopsys Incorporated †	243	51,997
Tyler Technologies Incorporated †	65	22,656
		4,117,090

Technology Hardware, Storage & Peripherals : 4.18%
Apple Incorporated	25,848	2,993,443
Hewlett Packard Enterprise Company	2,062	19,321
HP Incorporated	2,206	41,892
NetApp Incorporated	356	15,607
Seagate Technology plc	358	17,639
Western Digital Corporation	484	17,690
Xerox Holdings Corporation	287	5,387
		3,110,979

Materials : 1.57%

Chemicals : 1.10%
Air Products & Chemicals Incorporated	355	105,740
Albemarle Corporation	171	15,267
Celanese Corporation Series A	188	20,201
CF Industries Holdings Incorporated	342	10,503
Corteva Incorporated	1,200	34,572
Dow Incorporated	1,188	55,895
DuPont de Nemours Incorporated	1,175	65,189
Eastman Chemical Company	216	16,874
Ecolab Incorporated	398	79,536
FMC Corporation	207	21,923
International Flavors & Fragrances Incorporated	171	20,939
Linde plc	843	200,744
LyondellBasell Industries NV Class A	411	28,971
PPG Industries Incorporated	377	46,024
The Mosaic Company	550	10,049
The Sherwin-Williams Company	131	91,273
		823,700

Construction Materials : 0.07%
Martin Marietta Materials Incorporated	100	23,536
Vulcan Materials Company	212	28,734
		52,270

Containers & Packaging : 0.21%
Amcor plc	2,521	27,857
Avery Dennison Corporation	134	17,131
Ball Corporation	524	43,555
International Paper Company	629	25,500
Packaging Corporation of America	151	16,467
Sealed Air Corporation	250	9,703
WestRock Company	416	14,452
		154,665

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Metals & Mining : 0.19%
Freeport-McMoRan Incorporated	2,305	$36,050
Newmont Corporation	1,289	81,787
Nucor Corporation	483	21,667
		139,504

Real Estate : 1.59%

Equity REITs : 1.56%
Alexandria Real Estate Equities Incorporated	187	29,920
American Tower Corporation	712	172,112
Apartment Investment & Management Company Class A	238	8,025
AvalonBay Communities Incorporated	225	33,602
Boston Properties Incorporated	227	18,228
Crown Castle International Corporation	676	112,554
Digital Realty Trust Incorporated	432	63,400
Duke Realty Corporation	598	22,066
Equinix Incorporated	142	107,938
Equity Residential	550	28,232
Essex Property Trust Incorporated	104	20,882
Extra Space Storage Incorporated	207	22,147
Federal Realty Investment Trust	110	8,078
Healthpeak Properties Incorporated	867	23,539
Host Hotels & Resorts Incorporated	1,141	12,311
Iron Mountain Incorporated	465	12,457
Kimco Realty Corporation	699	7,871
Mid-America Apartment Communities Incorporated	182	21,103
Prologis Incorporated	1,186	119,335
Public Storage Incorporated	244	54,344
Realty Income Corporation	555	33,716
Regency Centers Corporation	253	9,619
SBA Communications Corporation	180	57,326
Simon Property Group Incorporated	492	31,823
SL Green Realty Corporation	117	5,425
UDR Incorporated	472	15,392
Ventas Incorporated	602	25,260
Vornado Realty Trust	253	8,529
Welltower Incorporated	676	37,241
Weyerhaeuser Company	1,197	34,138
		1,156,613

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	539	25,317

Utilities : 1.78%

Electric Utilities : 1.11%
Alliant Energy Corporation	399	20,608
American Electric Power Company Incorporated	797	65,139
Duke Energy Corporation	1,178	104,324
Edison International	605	30,758
Entergy Corporation	321	31,628
Evergy Incorporated	363	18,448
Eversource Energy	550	45,953
Exelon Corporation	1,562	55,857
FirstEnergy Corporation	874	25,093
NextEra Energy Incorporated	786	218,162
NRG Energy Incorporated	392	12,050
Pinnacle West Capital Corporation	179	13,344
PPL Corporation	1,232	33,523
The Southern Company	1,698	92,066
Xcel Energy Incorporated	843	58,175
		825,128

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

			Shares	Value
Gas Utilities : 0.02%
Atmos Energy Corporation			197	$18,831

Independent Power & Renewable Electricity Producers : 0.02%
AES Corporation			1,068	19,341

Multi-Utilities : 0.57%
Ameren Corporation			397	31,395
CenterPoint Energy Incorporated			875	16,931
CMS Energy Corporation			458	28,126
Consolidated Edison Incorporated			537	41,779
Dominion Energy Incorporated			1,346	106,240
DTE Energy Company			309	35,547
NiSource Incorporated			616	13,552
Public Service Enterprise Group Incorporated			813	44,642
Sempra Energy			463	54,801
WEC Energy Group Incorporated			507	49,128
				422,141

Water Utilities : 0.06%
American Water Works Company Incorporated			290	42,015

Total Common Stocks (Cost $22,567,615)				44,742,225

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 36.34%
U.S. Treasury Bond	0.25%	6-30-2025	$142,000	141,917
U.S. Treasury Bond	0.25	8-31-2025	153,000	152,845
U.S. Treasury Bond	0.38	7-31-2027	134,000	133,309
U.S. Treasury Bond	0.50	8-31-2027	142,000	142,372
U.S. Treasury Bond	0.63	8-15-2030	222,000	220,743
U.S. Treasury Bond	1.13	5-15-2040	109,000	107,280
U.S. Treasury Bond	1.13	8-15-2040	145,000	142,270
U.S. Treasury Bond	1.25	5-15-2050	120,000	113,719
U.S. Treasury Bond	1.38	8-15-2050	151,000	147,756
U.S. Treasury Bond	1.50	1-31-2027	98,000	104,711
U.S. Treasury Bond	1.50	2-15-2030	209,000	225,426
U.S. Treasury Bond	2.00	2-15-2050	152,000	171,926
U.S. Treasury Bond	2.13	9-30-2024	118,000	126,974
U.S. Treasury Bond	2.13	11-30-2024	119,000	128,339
U.S. Treasury Bond	2.25	8-15-2046	106,000	125,175
U.S. Treasury Bond	2.25	8-15-2049	108,000	128,431
U.S. Treasury Bond	2.38	11-15-2049	127,000	155,054
U.S. Treasury Bond	2.50	2-15-2045	116,000	142,766
U.S. Treasury Bond	2.50	2-15-2046	106,000	130,864
U.S. Treasury Bond	2.50	5-15-2046	105,000	129,720
U.S. Treasury Bond	2.75	8-15-2042	66,000	84,568
U.S. Treasury Bond	2.75	11-15-2042	78,000	99,874
U.S. Treasury Bond	2.75	8-15-2047	101,000	131,091
U.S. Treasury Bond	2.75	11-15-2047	100,000	129,949
U.S. Treasury Bond	2.88	5-15-2028	178,000	209,414
U.S. Treasury Bond	2.88	5-15-2043	111,000	144,933
U.S. Treasury Bond	2.88	8-15-2045	115,000	151,086
U.S. Treasury Bond	2.88	11-15-2046	104,000	137,455
U.S. Treasury Bond	2.88	5-15-2049	140,000	187,441
U.S. Treasury Bond	3.00	5-15-2042	40,000	53,172
U.S. Treasury Bond	3.00	11-15-2044	114,000	152,319
U.S. Treasury Bond	3.00	5-15-2045	116,000	155,304
U.S. Treasury Bond	3.00	11-15-2045	115,000	154,495
U.S. Treasury Bond	3.00	2-15-2047	106,000	143,377
U.S. Treasury Bond	3.00	5-15-2047	104,000	140,892
U.S. Treasury Bond	3.00	2-15-2048	114,000	154,920
U.S. Treasury Bond	3.00	8-15-2048	121,000	164,914
U.S. Treasury Bond	3.00	2-15-2049	140,000	191,373
U.S. Treasury Bond	3.13	11-15-2041	37,000	49,996
U.S. Treasury Bond	3.13	2-15-2042	46,000	62,316
U.S. Treasury Bond	3.13	2-15-2043	79,000	107,042
U.S. Treasury Bond	3.13	8-15-2044	115,000	156,481

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	5-15-2048	$123,000	$170,999
U.S. Treasury Bond	3.38	5-15-2044	110,000	155,216
U.S. Treasury Bond	3.38	11-15-2048	135,000	196,420
U.S. Treasury Bond	3.50	2-15-2039	29,000	40,709
U.S. Treasury Bond	3.63	8-15-2043	88,000	128,301
U.S. Treasury Bond	3.63	2-15-2044	113,000	165,117
U.S. Treasury Bond	3.75	8-15-2041	36,000	52,841
U.S. Treasury Bond	3.75	11-15-2043	110,000	163,402
U.S. Treasury Bond	3.88	8-15-2040	37,000	54,764
U.S. Treasury Bond	4.25	5-15-2039	31,000	47,561
U.S. Treasury Bond	4.25	11-15-2040	40,000	62,098
U.S. Treasury Bond	4.38	2-15-2038	18,000	27,695
U.S. Treasury Bond	4.38	11-15-2039	35,000	54,683
U.S. Treasury Bond	4.38	5-15-2040	35,000	54,939
U.S. Treasury Bond	4.38	5-15-2041	33,000	52,225
U.S. Treasury Bond	4.50	2-15-2036	26,000	39,343
U.S. Treasury Bond	4.50	5-15-2038	21,000	32,805
U.S. Treasury Bond	4.50	8-15-2039	33,000	52,183
U.S. Treasury Bond	4.63	2-15-2040	38,000	61,187
U.S. Treasury Bond	4.75	2-15-2037	13,000	20,484
U.S. Treasury Bond	4.75	2-15-2041	44,000	72,574
U.S. Treasury Bond	5.00	5-15-2037	17,000	27,542
U.S. Treasury Bond	5.25	11-15-2028	45,000	61,898
U.S. Treasury Bond	5.25	2-15-2029	33,000	45,701
U.S. Treasury Bond	5.38	2-15-2031	31,000	45,669
U.S. Treasury Bond	5.50	8-15-2028	35,000	48,482
U.S. Treasury Bond	6.13	11-15-2027	49,000	68,531
U.S. Treasury Bond	6.13	8-15-2029	25,000	37,034
U.S. Treasury Bond	6.25	5-15-2030	21,000	32,062
U.S. Treasury Bond	6.38	8-15-2027	21,000	29,456
U.S. Treasury Bond	6.88	8-15-2025	21,000	27,712
U.S. Treasury Note	0.25	5-31-2025	132,000	131,979
U.S. Treasury Note	0.25	7-31-2025	147,000	146,868
U.S. Treasury Note	0.38	4-30-2025	126,000	126,724
U.S. Treasury Note	0.50	3-31-2025	120,000	121,359
U.S. Treasury Note	0.50	4-30-2027	98,000	98,433
U.S. Treasury Note	0.50	5-31-2027	111,000	111,447
U.S. Treasury Note	0.50	6-30-2027	122,000	122,448
U.S. Treasury Note	0.63	3-31-2027	81,000	82,025
U.S. Treasury Note	0.63	5-15-2030	178,000	177,360
U.S. Treasury Note	1.13	7-31-2021	153,000	154,219
U.S. Treasury Note	1.13	8-31-2021	153,000	154,339
U.S. Treasury Note	1.13	9-30-2021	152,000	153,473
U.S. Treasury Note	1.13	2-28-2025	118,000	122,596
U.S. Treasury Note	1.13	2-28-2027	47,000	49,111
U.S. Treasury Note	1.25	10-31-2021	151,000	152,805
U.S. Treasury Note	1.25	7-31-2023	67,000	69,060
U.S. Treasury Note	1.38	6-30-2023	64,000	66,150
U.S. Treasury Note	1.38	8-31-2023	124,000	128,388
U.S. Treasury Note	1.38	9-30-2023	90,000	93,266
U.S. Treasury Note	1.38	1-31-2025	105,000	110,143
U.S. Treasury Note	1.38	8-31-2026	95,000	100,578
U.S. Treasury Note	1.50	1-31-2022	128,000	130,310
U.S. Treasury Note	1.50	2-28-2023	126,000	130,115
U.S. Treasury Note	1.50	3-31-2023	126,000	130,238
U.S. Treasury Note	1.50	8-15-2026	102,000	108,714
U.S. Treasury Note	1.63	8-15-2022	117,000	120,268
U.S. Treasury Note	1.63	8-31-2022	151,000	155,294
U.S. Treasury Note	1.63	11-15-2022	150,000	154,693
U.S. Treasury Note	1.63	4-30-2023	66,000	68,509
U.S. Treasury Note	1.63	5-31-2023	64,000	66,513
U.S. Treasury Note	1.63	10-31-2023	90,000	94,050
U.S. Treasury Note	1.63	2-15-2026	102,000	109,076
U.S. Treasury Note	1.63	5-15-2026	105,000	112,473
U.S. Treasury Note	1.63	9-30-2026	97,000	104,180
U.S. Treasury Note	1.63	10-31-2026	94,000	101,002
U.S. Treasury Note	1.63	11-30-2026	97,000	104,286
U.S. Treasury Note	1.63	8-15-2029	157,000	170,885

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	11-30-2021	$134,000	$136,497
U.S. Treasury Note	1.75	2-28-2022	129,000	131,928
U.S. Treasury Note	1.75	3-31-2022	128,000	131,080
U.S. Treasury Note	1.75	4-30-2022	126,000	129,204
U.S. Treasury Note	1.75	5-15-2022	111,000	113,896
U.S. Treasury Note	1.75	5-31-2022	149,000	152,993
U.S. Treasury Note	1.75	6-30-2022	149,000	153,191
U.S. Treasury Note	1.75	9-30-2022	144,000	148,646
U.S. Treasury Note	1.75	1-31-2023	129,000	133,812
U.S. Treasury Note	1.75	5-15-2023	113,000	117,710
U.S. Treasury Note	1.75	12-31-2024	99,000	105,350
U.S. Treasury Note	1.75	12-31-2026	99,000	107,284
U.S. Treasury Note	1.75	11-15-2029	178,000	195,960
U.S. Treasury Note	1.88	11-30-2021	128,000	130,570
U.S. Treasury Note	1.88	1-31-2022	157,000	160,631
U.S. Treasury Note	1.88	2-28-2022	153,000	156,723
U.S. Treasury Note	1.88	3-31-2022	153,000	156,968
U.S. Treasury Note	1.88	4-30-2022	153,000	157,196
U.S. Treasury Note	1.88	5-31-2022	128,000	131,700
U.S. Treasury Note	1.88	7-31-2022	149,000	153,738
U.S. Treasury Note	1.88	8-31-2022	142,000	146,709
U.S. Treasury Note	1.88	9-30-2022	144,000	148,995
U.S. Treasury Note	1.88	10-31-2022	143,000	148,156
U.S. Treasury Note	1.88	8-31-2024	125,000	133,101
U.S. Treasury Note	1.88	6-30-2026	98,000	106,468
U.S. Treasury Note	1.88	7-31-2026	99,000	107,635
U.S. Treasury Note	2.00	8-31-2021	127,000	129,123
U.S. Treasury Note	2.00	10-31-2021	126,000	128,515
U.S. Treasury Note	2.00	11-15-2021	178,000	181,664
U.S. Treasury Note	2.00	12-31-2021	155,000	158,572
U.S. Treasury Note	2.00	2-15-2022	133,000	136,382
U.S. Treasury Note	2.00	7-31-2022	144,000	148,899
U.S. Treasury Note	2.00	10-31-2022	143,000	148,541
U.S. Treasury Note	2.00	11-30-2022	129,000	134,180
U.S. Treasury Note	2.00	2-15-2023	118,000	123,144
U.S. Treasury Note	2.00	4-30-2024	123,000	130,923
U.S. Treasury Note	2.00	5-31-2024	123,000	131,086
U.S. Treasury Note	2.00	6-30-2024	123,000	131,264
U.S. Treasury Note	2.00	2-15-2025	289,000	311,059
U.S. Treasury Note	2.00	8-15-2025	220,000	238,348
U.S. Treasury Note	2.00	11-15-2026	170,000	186,575
U.S. Treasury Note	2.13	8-15-2021	178,000	181,066
U.S. Treasury Note	2.13	9-30-2021	128,000	130,505
U.S. Treasury Note	2.13	12-31-2021	126,000	129,101
U.S. Treasury Note	2.13	6-30-2022	126,000	130,371
U.S. Treasury Note	2.13	12-31-2022	129,000	134,739
U.S. Treasury Note	2.13	11-30-2023	110,000	116,776
U.S. Treasury Note	2.13	2-29-2024	128,000	136,465
U.S. Treasury Note	2.13	3-31-2024	127,000	135,577
U.S. Treasury Note	2.13	7-31-2024	123,000	132,004
U.S. Treasury Note	2.13	5-15-2025	234,000	254,045
U.S. Treasury Note	2.13	5-31-2026	97,000	106,658
U.S. Treasury Note	2.25	7-31-2021	120,000	122,100
U.S. Treasury Note	2.25	12-31-2023	127,000	135,533
U.S. Treasury Note	2.25	1-31-2024	127,000	135,726
U.S. Treasury Note	2.25	10-31-2024	121,000	130,968
U.S. Treasury Note	2.25	11-15-2024	290,000	314,016
U.S. Treasury Note	2.25	12-31-2024	118,000	128,053
U.S. Treasury Note	2.25	11-15-2025	219,000	240,686
U.S. Treasury Note	2.25	3-31-2026	99,000	109,341
U.S. Treasury Note	2.25	2-15-2027	196,000	218,777
U.S. Treasury Note	2.25	8-15-2027	101,000	113,274
U.S. Treasury Note	2.25	11-15-2027	99,000	111,290
U.S. Treasury Note	2.38	1-31-2023	144,000	151,476
U.S. Treasury Note	2.38	8-15-2024	289,000	313,136
U.S. Treasury Note	2.38	4-30-2026	98,000	109,029
U.S. Treasury Note	2.38	5-15-2027	164,000	184,846

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		2.38%	5-15-2029	$90,000	$103,553
U.S. Treasury Note		2.50	8-15-2023	102,000	108,837
U.S. Treasury Note		2.50	5-15-2024	281,000	304,369
U.S. Treasury Note		2.50	1-31-2025	116,000	127,333
U.S. Treasury Note		2.50	2-28-2026	97,000	108,341
U.S. Treasury Note		2.63	2-28-2023	146,000	154,720
U.S. Treasury Note		2.63	6-30-2023	83,000	88,619
U.S. Treasury Note		2.63	3-31-2025	114,000	126,126
U.S. Treasury Note		2.63	12-31-2025	97,000	108,693
U.S. Treasury Note		2.63	1-31-2026	95,000	106,597
U.S. Treasury Note		2.63	2-15-2029	181,000	211,374
U.S. Treasury Note		2.75	5-31-2023	82,000	87,657
U.S. Treasury Note		2.75	7-31-2023	80,000	85,853
U.S. Treasury Note		2.75	8-31-2023	145,000	155,892
U.S. Treasury Note		2.75	11-15-2023	134,000	144,741
U.S. Treasury Note		2.75	2-15-2024	217,000	235,776
U.S. Treasury Note		2.75	2-28-2025	121,000	134,338
U.S. Treasury Note		2.75	6-30-2025	119,000	132,931
U.S. Treasury Note		2.75	8-31-2025	122,000	136,716
U.S. Treasury Note		2.75	2-15-2028	189,000	219,845
U.S. Treasury Note		2.88	9-30-2023	148,000	159,967
U.S. Treasury Note		2.88	4-30-2025	114,000	127,618
U.S. Treasury Note		2.88	5-31-2025	117,000	131,186
U.S. Treasury Note		2.88	7-31-2025	118,000	132,741
U.S. Treasury Note		2.88	11-30-2025	96,000	108,664
U.S. Treasury Note		2.88	8-15-2028	190,000	224,267
U.S. Treasury Note		3.00	9-30-2025	121,000	137,302
U.S. Treasury Note		3.00	10-31-2025	76,000	86,367
U.S. Treasury Note		3.13	11-15-2028	226,000	272,215
U.S. Treasury Note		6.00	2-15-2026	42,000	54,698
U.S. Treasury Note		6.25	8-15-2023	17,000	19,976
U.S. Treasury Note		6.50	11-15-2026	28,000	38,395
U.S. Treasury Note		6.63	2-15-2027	18,000	25,074
U.S. Treasury Note		6.75	8-15-2026	21,000	28,819
U.S. Treasury Note		7.13	2-15-2023	24,000	27,983
U.S. Treasury Note		7.25	8-15-2022	24,000	27,195
U.S. Treasury Note		7.50	11-15-2024	22,000	28,602
U.S. Treasury Note		7.63	11-15-2022	12,000	13,909
U.S. Treasury Note		7.63	2-15-2025	20,000	26,439
U.S. Treasury Note		8.00	11-15-2021	48,000	52,215
U.S. Treasury Note		8.13	8-15-2021	15,000	16,044
Total U.S. Treasury Securities (Cost $24,547,925)					27,038,980

		Yield		Shares
Short-Term Investments : 3.94%

Investment Companies : 3.94%
Securities Lending Cash Investments LLC (l)(r)(u)		0.12		8,750	8,750
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.05		2,927,086	2,927,086

Total Short-Term Investments (Cost $2,935,836)					2,935,836

Total investments in securities (Cost $50,051,376)	100.42%				74,717,041
Other assets and liabilities, net	(0.42)				(315,694)

Total net assets	100.00%				$74,401,347

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra U.S. Treasury Bonds	2	12-21-2020	$446,318	$443,625	$0	$(2,693)
U.S. Treasury Bonds	1	12-21-2020	176,534	176,281	0	(253)
10-Year U.S. Treasury Notes	2	12-21-2020	278,537	279,063	526	0
2-Year U.S. Treasury Notes	2	12-31-2020	441,802	441,922	120	0
5-Year U.S. Treasury Notes	7	12-31-2020	881,262	882,219	957	0
Short
Ultra U.S. Treasury Bonds	(21)	12-21-2020	(4,606,334)	(4,658,063)	0	(51,729)

					$1,603	$(54,675)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	$337,379	$27,090	$(20,607)	$864	$(189,325)	$6,926		$155,401	0.21%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	65,225	(56,475)	0	0	31	#	8,750
Wells Fargo Government Money Market Fund Select Class	126,233	15,896,445	(13,095,592)	0	0	3,823		2,927,086
								2,935,836	3.94

				$864	$(189,325)	$10,780		$3,091,237	4.15%

# Amount shown represents income before fees and rebates.

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,846,779	$0	$0	$4,846,779
Consumer discretionary	5,158,432	0	0	5,158,432
Consumer staples	3,140,623	0	0	3,140,623
Energy	920,382	0	0	920,382
Financials	4,327,980	0	0	4,327,980
Health care	6,368,083	0	0	6,368,083
Industrials	3,701,480	0	0	3,701,480
Information technology	12,598,941	0	0	12,598,941
Materials	1,170,139	0	0	1,170,139
Real estate	1,181,930	0	0	1,181,930
Utilities	1,327,456	0	0	1,327,456
U.S. Treasury securities	27,038,980	0	0	27,038,980
Short-term investments
Investment companies	2,935,836	0	0	2,935,836

	74,717,041	0	0	74,717,041
Futures contracts	1,603	0	0	1,603

Total assets	$74,718,644	$0	$0	$74,718,644

Liabilities
Futures contracts	$54,675	$0	$0	$54,675

Total liabilities	$54,675	$0	$0	$54,675

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the nine months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 95.91%

Australia : 1.95%
Qantas Airways Limited (Industrials, Airlines) †	441,533	$1,294,857

Canada : 2.60%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	41,500	672,577
Lundin Mining Corporation (Materials, Metals & Mining)	189,472	1,057,247
		1,729,824

China : 12.89%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	49,504	1,817,347
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	296,500	1,903,317
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	40,610	448,741
LONGi Green Energy Technology Company Limited Class A (Information Technology, Semiconductors & Semiconductor Equipment)	35,500	392,761
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	157,298	1,685,892
Oppein Home Group Incorporated Class A (Consumer Discretionary, Household Durables)	65,040	1,033,192
Shanghai Pharmaceuticals Holding Company Limited Class H Shares (Health Care, Health Care Providers & Services)	773,800	1,297,862
		8,579,112

Denmark : 1.49%
Danske Bank AS (Financials, Banks) †	73,545	994,777

France : 5.41%
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	37,294	1,562,139
Sanofi SA (Health Care, Pharmaceuticals)	20,325	2,036,805
		3,598,944

Germany : 6.62%
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,168	1,313,795
Rheinmetall AG (Industrials, Industrial Conglomerates)	11,079	993,653
SAP SE (Information Technology, Software)	8,496	1,322,981
Siemens AG (Industrials, Industrial Conglomerates)	5,521	697,241
Siemens Energy AG (Industrials, Electrical Equipment) †	2,761	74,441
		4,402,111

Hong Kong : 2.68%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	882,000	1,783,779

India : 2.85%
Tech Mahindra Limited (Information Technology, IT Services)	176,132	1,895,626

Ireland : 0.96%
Greencore Group plc (Consumer Staples, Food Products)	504,459	638,372

Israel : 2.17%
Check Point Software Technologies Limited (Information Technology, Software) †	11,992	1,443,117

Italy : 2.27%
Prysmian SpA (Industrials, Electrical Equipment)	52,146	1,513,676

Japan : 12.17%
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	101,500	1,368,180
Daiwa Securities Group Incorporated (Financials, Capital Markets)	354,300	1,490,156
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	49,300	1,669,271
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	399,800	1,595,552

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT International Equity Fund

		Shares	Value
Japan (continued)
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)		55,300	$1,976,584
			8,099,743

Netherlands : 6.35%
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies) †		40,951	1,933,670
NN Group NV (Financials, Insurance)		40,234	1,508,120
OCI NV (Materials, Chemicals) †		61,025	782,185
			4,223,975

Norway : 1.03%
Den Norske Bank ASA (Financials, Banks) †		49,388	688,005

Russia : 1.49%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)		113,600	991,728

South Korea : 10.45%
Coway Company Limited (Consumer Discretionary, Household Durables)		26,431	1,797,611
Hana Financial Group Incorporated (Financials, Banks)		43,962	1,056,102
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A		1,654	2,097,146
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)		9,852	2,002,727
			6,953,586

Switzerland : 5.15%
LafargeHolcim Limited (Materials, Construction Materials)		32,179	1,464,773
Novartis AG (Health Care, Pharmaceuticals)		22,565	1,959,191
			3,423,964

Thailand : 0.70%
Siam Commercial Bank plc (Financials, Banks)		226,500	464,615

United Kingdom : 10.46%
Fresnillo plc (Materials, Metals & Mining)		61,347	947,565
John Wood Group plc (Energy, Energy Equipment & Services) †		217,776	597,918
Kingfisher plc (Consumer Discretionary, Specialty Retail)		259,867	995,394
Man Group plc (Financials, Capital Markets)		189,314	280,638
Nomad Foods Limited (Consumer Staples, Food Products) †		73,731	1,878,666
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †		17,323	747,314
Smiths Group plc (Industrials, Industrial Conglomerates)		85,729	1,516,514
			6,964,009

United States : 6.22%
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)		5,373	824,756
Berry Global Group Incorporated (Materials, Containers & Packaging) †		24,417	1,179,829
Gentex Corporation (Consumer Discretionary, Auto Components)		49,811	1,282,633
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †		836,400	849,290
			4,136,508

Total Common Stocks (Cost $60,856,373)			63,820,328

	Yield
Short-Term Investments : 3.65%

Investment Companies : 3.65%
Wells Fargo Government Money Market Fund Select Class (l)(u) 0.05%		2,432,042	2,432,042

Total Short-Term Investments (Cost $2,432,042)			2,432,042

2

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Value
Total investments in securities (Cost $63,288,415)	99.56%	$66,252,370
Other assets and liabilities, net	0.44	293,173

Total net assets	100.00%	$66,545,543

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
935,854 USD	714,000 GBP	Barclays Bank plc	11-17-2020	$14,334	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$664,309	$1,004,539	$(1,668,850)	$2	$0	$644	#	$0
Wells Fargo Government Money Market Fund Select Class	1,474,228	23,069,810	(22,111,996)	0	0	7,348		2,432,042

				$2	$0	$7,992		$2,432,042	3.65%

*	No longer held at the end of the period
#	Amount shown represents income before fees and expenses.

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,294,857	$0	$1,294,857
Canada	1,729,824	0	0	1,729,824
China	448,741	8,130,371	0	8,579,112
Denmark	0	994,777	0	994,777
France	0	3,598,944	0	3,598,944
Germany	74,441	4,327,670	0	4,402,111
Hong Kong	0	1,783,779	0	1,783,779
India	0	1,895,626	0	1,895,626
Ireland	0	638,372	0	638,372
Israel	1,443,117	0	0	1,443,117
Italy	0	1,513,676	0	1,513,676
Japan	0	8,099,743	0	8,099,743
Netherlands	0	4,223,975	0	4,223,975
Norway	0	688,005	0	688,005
Russia	991,728	0	0	991,728
South Korea	0	6,953,586	0	6,953,586
Switzerland	0	3,423,964	0	3,423,964
Thailand	464,615	0	0	464,615
United Kingdom	2,625,980	4,338,029	0	6,964,009
United States	3,287,218	849,290	0	4,136,508
Short-term investments
Investment companies	2,432,042	0	0	2,432,042

	13,497,706	52,754,664	0	66,252,370
Forward foreign currency contracts	0	14,334	0	14,334

Total assets	$13,497,706	$52,768,998	$0	$66,266,704

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 100.02%

Communication Services : 10.50%

Entertainment : 3.02%
Netflix Incorporated †	4,100	$2,050,123
Spotify Technology †	4,000	970,280
		3,020,403

Interactive Media & Services : 7.48%
Alphabet Incorporated Class A †	2,620	3,839,872
Alphabet Incorporated Class C †	239	351,234
InterActive Corporation †	5,400	646,812
Match Group Incorporated †	11,687	1,293,167
Tencent Holdings Limited ADR	20,100	1,359,765
		7,490,850

Consumer Discretionary : 18.40%

Auto Components : 1.10%
Aptiv plc	12,000	1,100,160

Automobiles : 0.77%
Ferrari NV	4,200	773,178

Diversified Consumer Services : 1.18%
Bright Horizons Family Solutions Incorporated †	7,800	1,185,912

Hotels, Restaurants & Leisure : 2.36%
Chipotle Mexican Grill Incorporated †	1,900	2,363,049

Internet & Direct Marketing Retail : 10.99%
Amazon.com Incorporated †	2,895	9,115,573
MercadoLibre Incorporated †	1,740	1,883,515
		10,999,088

Specialty Retail : 2.00%
The Home Depot Incorporated	7,200	1,999,512

Financials : 2.34%

Capital Markets : 2.34%
Intercontinental Exchange Incorporated	15,200	1,520,760
MarketAxess Holdings Incorporated	1,700	818,703
		2,339,463

Health Care : 17.68%

Biotechnology : 1.91%
Exact Sciences Corporation †	16,000	1,631,200
Sarepta Therapeutics Incorporated †	2,000	280,860
		1,912,060

Health Care Equipment & Supplies : 8.28%
ABIOMED Incorporated †	3,600	997,416
Alcon Incorporated †	19,100	1,087,745
Align Technology Incorporated †	5,500	1,800,480
DexCom Incorporated †	3,400	1,401,582

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Omega Growth Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corporation †	13,200	$1,053,624
Intuitive Surgical Incorporated †	2,750	1,951,235
		8,292,082

Health Care Providers & Services : 3.77%
HealthEquity Incorporated †	15,755	809,334
UnitedHealth Group Incorporated	9,500	2,961,815
		3,771,149

Health Care Technology : 1.77%
Veeva Systems Incorporated Class A †	6,300	1,771,497

Pharmaceuticals : 1.95%
Merck & Company Incorporated	23,500	1,949,325

Industrials : 8.20%

Aerospace & Defense : 0.67%
HEICO Corporation	6,400	669,824

Air Freight & Logistics : 1.22%
United Parcel Service Incorporated Class B	7,300	1,216,399

Commercial Services & Supplies : 2.94%
Cintas Corporation	3,900	1,298,037
Waste Connections Incorporated	15,846	1,644,815
		2,942,852

Professional Services : 1.60%
IHS Markit Limited	20,400	1,601,604

Road & Rail : 1.77%
Union Pacific Corporation	9,000	1,771,830

Information Technology : 39.52%

Communications Equipment : 1.25%
Motorola Solutions Incorporated	8,000	1,254,480

Electronic Equipment, Instruments & Components : 0.91%
Zebra Technologies Corporation Class A †	3,600	908,856

IT Services : 19.96%
Black Knight Incorporated †	22,700	1,976,035
EPAM Systems Incorporated †	7,115	2,300,137
Euronet Worldwide Incorporated †	8,700	792,570
Fiserv Incorporated †	12,995	1,339,135
Global Payments Incorporated	7,871	1,397,732
MongoDB Incorporated †	4,800	1,111,248
PayPal Holdings Incorporated †	14,600	2,876,638
Shopify Incorporated Class A †	1,300	1,329,861
Square Incorporated Class A †	12,100	1,966,855
StoneCo Limited Class A †	15,000	793,350
Visa Incorporated Class A	17,044	3,408,289
WEX Incorporated †	4,912	682,621
		19,974,471

Software : 17.40%
Atlassian Corporation plc Class A †	6,300	1,145,277

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2020 (unaudited)

			Shares	Value
Software (continued)
Autodesk Incorporated †			6,200	$1,432,262
Cadence Design Systems Incorporated †			14,200	1,514,146
Microsoft Corporation			41,800	8,791,793
ServiceNow Incorporated †			5,050	2,449,250
Unity Software Incorporated «†			10,462	913,123
Zoom Video Communications Incorporated †			2,480	1,165,873
				17,411,724

Materials : 1.80%

Chemicals : 1.80%
The Sherwin-Williams Company			2,590	1,804,557

Real Estate : 1.58%

Equity REITs : 1.58%
SBA Communications Corporation			4,970	1,582,846

Total Common Stocks (Cost $47,287,576)				100,107,171

		Yield
Short-Term Investments : 1.18%

Investment Companies : 1.18%
Securities Lending Cash Investments LLC (l)(r)(u)		0.12%	958,815	958,815
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.05	220,212	220,212
Total Short-Term Investments (Cost $1,179,027)				1,179,027

Total investments in securities (Cost $48,466,603)	101.20%			101,286,198
Other assets and liabilities, net	(1.20)			(1,202,991)

Total net assets	100.00%			$100,083,207

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$1,089,526	$3,934,515	$(4,065,634)	$408	$0	$2,022	#	$958,815
Wells Fargo Government Money Market Fund Select Class	515,647	14,677,386	(14,972,821)	0	0	4,340		220,212

				$408	$0	$6,362		$1,179,027	1.18%

#	Amount shown represents income before fees and rebates.

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$10,511,253	$0	$0	$10,511,253
Consumer discretionary	18,420,899	0	0	18,420,899
Financials	2,339,463	0	0	2,339,463
Health care	17,696,113	0	0	17,696,113
Industrials	8,202,509	0	0	8,202,509
Information technology	39,549,531	0	0	39,549,531
Materials	1,804,557	0	0	1,804,557
Real estate	1,582,846	0	0	1,582,846
Short-term investments
Investment companies	1,179,027	0	0	1,179,027

Total assets	$101,286,198	$0	$0	$101,286,198

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.71%

Communication Services : 8.49%

Interactive Media & Services : 7.01%
Alphabet Incorporated Class C †	4,933	$7,249,537
Facebook Incorporated Class A †	19,758	5,174,620
		12,424,157

Wireless Telecommunication Services : 1.48%
T-Mobile US Incorporated †	22,930	2,622,275

Consumer Discretionary : 10.13%

Automobiles : 1.82%
General Motors Company	108,981	3,224,748

Internet & Direct Marketing Retail : 3.81%
Amazon.com Incorporated †	2,144	6,750,877

Multiline Retail : 1.28%
Dollar General Corporation	10,826	2,269,346

Specialty Retail : 3.22%
Burlington Stores Incorporated †	16,250	3,348,963
Ulta Beauty Incorporated †	10,548	2,362,541
		5,711,504

Consumer Staples : 2.61%

Food & Staples Retailing : 1.51%
Sysco Corporation	42,958	2,672,847

Household Products : 1.10%
Church & Dwight Company Incorporated	20,884	1,957,040

Financials : 9.20%

Capital Markets : 5.18%
CME Group Incorporated	9,434	1,578,403
Intercontinental Exchange Incorporated	33,260	3,327,663
S&P Global Incorporated	7,447	2,685,388
The Charles Schwab Corporation	43,771	1,585,823
		9,177,277

Consumer Finance : 1.19%
Discover Financial Services	36,582	2,113,708

Insurance : 2.83%
Chubb Limited	17,361	2,015,959
Marsh & McLennan Companies Incorporated	26,126	2,996,652
		5,012,611

Health Care : 16.49%

Biotechnology : 0.99%
Alexion Pharmaceuticals Incorporated †	15,411	1,763,481

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Opportunity Fund

	Shares	Value
Health Care Equipment & Supplies : 5.52%
Align Technology Incorporated †	5,029	$1,646,293
Boston Scientific Corporation †	74,552	2,848,632
LivaNova plc †	53,865	2,435,237
Medtronic plc	27,472	2,854,890
		9,785,052

Health Care Providers & Services : 2.00%
UnitedHealth Group Incorporated	11,347	3,537,654

Life Sciences Tools & Services : 5.44%
Agilent Technologies Incorporated	30,480	3,076,651
Bio-Rad Laboratories Incorporated Class A †	5,938	3,060,801
Thermo Fisher Scientific Incorporated	7,919	3,496,397
		9,633,849

Pharmaceuticals : 2.54%
Mylan NV †	70,344	1,043,202
Novartis AG ADR	39,809	3,461,791
		4,504,993

Industrials : 15.58%

Aerospace & Defense : 3.27%
Hexcel Corporation	32,724	1,097,890
MTU Aero Engines AG †	12,975	2,150,874
Teledyne Technologies Incorporated †	8,187	2,539,689
		5,788,453

Commercial Services & Supplies : 1.23%
Republic Services Incorporated	23,369	2,181,496

Electrical Equipment : 1.81%
AMETEK Incorporated	32,244	3,205,054

Industrial Conglomerates : 1.50%
Carlisle Companies Incorporated	21,808	2,668,645

Machinery : 6.38%
Fortive Corporation	33,275	2,535,888
Ingersoll Rand Incorporated †	66,318	2,360,921
ITT Incorporated	50,089	2,957,755
Otis Worldwide Corporation	28,305	1,766,798
SPX Corporation †	36,369	1,686,794
		11,308,156

Trading Companies & Distributors : 1.39%
United Rentals Incorporated †	14,132	2,466,034

Information Technology : 26.52%

Electronic Equipment, Instruments & Components : 1.72%
Amphenol Corporation Class A	28,135	3,046,176

IT Services : 4.00%
Fidelity National Information Services Incorporated	16,709	2,459,732
MasterCard Incorporated Class A	13,660	4,619,402
		7,079,134

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2020 (unaudited)

			Shares	Value
Semiconductors & Semiconductor Equipment : 4.53%
Marvell Technology Group Limited			81,357	$3,229,873
Texas Instruments Incorporated			33,625	4,801,314
				8,031,187

Software : 11.94%
Fair Isaac Corporation †			5,734	2,439,129
Palo Alto Networks Incorporated †			9,943	2,433,549
Proofpoint Incorporated †			21,987	2,320,728
RealPage Incorporated †			37,616	2,168,186
Salesforce.com Incorporated †			25,918	6,513,712
ServiceNow Incorporated †			4,013	1,946,305
Workday Incorporated Class A †			15,560	3,347,423
				21,169,032

Technology Hardware, Storage & Peripherals : 4.33%
Apple Incorporated			66,319	7,680,403

Materials : 3.20%

Chemicals : 2.19%
The Sherwin-Williams Company			3,597	2,506,174
Westlake Chemical Corporation			21,732	1,373,897
				3,880,071

Metals & Mining : 1.01%
Steel Dynamics Incorporated			62,499	1,789,346

Real Estate : 6.49%

Equity REITs : 6.49%
American Tower Corporation			11,215	2,711,002
Equinix Incorporated			3,486	2,649,813
Sun Communities Incorporated			20,692	2,909,502
VICI Properties Incorporated			138,494	3,236,605
				11,506,922

Total Common Stocks (Cost $121,670,482)				174,961,528

Yield
Short-Term Investments : 1.29%

Investment Companies : 1.29%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.05%	2,280,559	2,280,559

Total Short-Term Investments (Cost $2,280,559)				2,280,559

Total investments in securities (Cost $123,951,041)	100.00%			177,242,087
Other assets and liabilities, net	0.00			3,260

Total net assets	100.00%			$177,245,347

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$1,838,788	$28,948,231	$(28,506,460)	$0	$0	$7,351	$2,280,559	1.29%

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,046,432	$0	$0	$15,046,432
Consumer discretionary	17,956,475	0	0	17,956,475
Consumer staples	4,629,887	0	0	4,629,887
Financials	16,303,596	0	0	16,303,596
Health care	29,225,029	0	0	29,225,029
Industrials	25,466,964	2,150,874	0	27,617,838
Information technology	47,005,932	0	0	47,005,932
Materials	5,669,417	0	0	5,669,417
Real estate	11,506,922	0	0	11,506,922
Short-term investments
Investment companies	2,280,559	0	0	2,280,559

Total assets	$175,091,213	$2,150,874	$0	$177,242,087

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.78%

Communication Services : 1.09%

Interactive Media & Services : 0.23%
EverQuote Incorporated Class A †	20,900	$807,576

Media : 0.86%
Cardlytics Incorporated †«	41,770	2,947,709

Consumer Discretionary : 13.41%

Auto Components : 0.40%
Fox Factory Holding Corporation †	18,610	1,383,281

Hotels, Restaurants & Leisure : 3.34%
GAN Limited †«	94,984	1,605,230
Papa John’s International Incorporated	51,120	4,206,154
Wingstop Incorporated	41,769	5,707,734
		11,519,118

Household Durables : 1.29%
Purple Innovation Incorporated †	179,028	4,450,636

Internet & Direct Marketing Retail : 2.49%
Carparts.com Incorporated †«	164,310	1,776,191
Fiverr International Limited †«	48,950	6,803,071
		8,579,262

Leisure Products : 1.15%
YETI Holdings Incorporated †	87,696	3,974,383

Specialty Retail : 2.60%
Boot Barn Holdings Incorporated †	155,240	4,368,454
Five Below Incorporated †	3,818	484,886
Lithia Motors Incorporated Class A	17,920	4,084,685
		8,938,025

Textiles, Apparel & Luxury Goods : 2.14%
Crocs Incorporated †	111,180	4,750,721
Deckers Outdoor Corporation †	11,980	2,635,720
		7,386,441

Consumer Staples : 3.86%

Food & Staples Retailing : 1.10%
Grocery Outlet Holding Corporation †	45,085	1,772,742
The Chef’s Warehouse Incorporated †	137,570	2,000,268
		3,773,010

Food Products : 2.76%
Freshpet Incorporated †	64,207	7,168,712
Vital Farms Incorporated †	57,949	2,348,673
		9,517,385

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Small Cap Growth Fund

	Shares	Value
Financials : 6.66%

Capital Markets : 1.69%
Assetmark Financial Holdings †	90,215	$1,961,274
Stifel Financial Corporation	76,390	3,862,278
		5,823,552

Consumer Finance : 1.49%
LendingTree Incorporated †	16,678	5,118,311

Insurance : 3.48%
Goosehead Insurance Incorporated Class A	21,407	1,853,632
Kinsale Capital Group Incorporated	50,974	9,694,235
Lemonade Incorporated †«	9,126	453,745
		12,001,612

Health Care : 32.54%

Biotechnology : 11.74%
Arcutis Biotherapeutics Incorporated †«	118,746	3,479,258
Arena Pharmaceuticals Incorporated †	47,120	3,524,105
Biohaven Pharmaceutical Holding Company †	32,080	2,085,521
CareDx Incorporated †	39,784	1,509,405
Castle Biosciences Incorporated †	121,918	6,272,681
Chemocentryx Incorporated †	19,100	1,046,680
Emergent BioSolutions Incorporated †	19,370	2,001,502
Fate Therapeutics Incorporated †	36,460	1,457,306
Halozyme Therapeutics Incorporated †	122,040	3,207,211
Invitae Corporation †«	122,560	5,312,976
Natera Incorporated †	83,411	6,025,611
Vericel Corporation †	244,890	4,537,812
		40,460,068

Health Care Equipment & Supplies : 11.78%
Acutus Medical Incorporated †«	81,266	2,421,727
Glaukos Corporation †	21,820	1,080,526
iRhythm Technologies Incorporated †	45,376	10,804,479
Mesa Laboratories Incorporated	3,460	881,470
Orthopediatrics Corporation †	83,001	3,811,406
Outset Medical Incorporated †«	32,743	1,637,150
Shockwave Medical Incorporated †	82,546	6,256,987
SI-BONE Incorporated †	125,894	2,986,206
Silk Road Medical Incorporated †	31,310	2,104,345
Tactile Systems Technology Class I †	51,767	1,894,155
Tandem Diabetes Care Incorporated †	27,380	3,107,630
Vapotherm Incorporated †	124,031	3,596,899
		40,582,980

Health Care Providers & Services : 1.94%
Addus Homecare Corporation †	62,330	5,890,808
Progenity Incorporated †«	89,655	808,688
		6,699,496

Health Care Technology : 2.18%
Inspire Medical Systems Incorporated †	29,540	3,812,137
Phreesia Incorporated †	104,796	3,367,095
Simulations Plus Incorporated	4,353	328,042
		7,507,274

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Shares	Value
Life Sciences Tools & Services : 3.14%
Adaptive Biotechnologies Corporation †	31,431	$1,528,490
Codexis Incorporated †	359,567	4,221,317
Neogenomics Incorporated †	137,462	5,070,973
		10,820,780

Pharmaceuticals : 1.76%
MyoKardia Incorporated †	15,170	2,068,126
Pacira Pharmaceuticals Incorporated †	50,790	3,053,495
Revance Therapeutics Incorporated †	37,000	930,180
		6,051,801

Industrials : 14.21%

Aerospace & Defense : 3.09%
Kratos Defense & Security Solutions Incorporated †	212,830	4,103,362
Mercury Systems Incorporated †	84,278	6,528,174
		10,631,536

Building Products : 0.13%
The AZEK Company Incorporated †	12,973	451,590

Commercial Services & Supplies : 3.06%
Casella Waste Systems Incorporated Class A †	189,090	10,560,677

Construction & Engineering : 0.28%
MasTec Incorporated †	22,490	949,078

Electrical Equipment : 0.21%
Bloom Energy Corporation Class A †	40,800	733,176

Machinery : 2.26%
Rexnord Corporation	261,050	7,789,732

Professional Services : 2.48%
ASGN Incorporated †	134,541	8,551,426

Road & Rail : 1.60%
Marten Transport Limited	153,364	2,502,900
Saia Incorporated †	23,990	3,026,099
		5,528,999

Trading Companies & Distributors : 1.10%
SiteOne Landscape Supply Incorporated †	31,070	3,788,987

Information Technology : 24.99%

Electronic Equipment, Instruments & Components : 2.10%
Novanta Incorporated †	68,790	7,246,339

IT Services : 3.00%
Endava plc Sponsored ADR †	65,834	4,157,417
EVO Payments Incorporated Class A †	199,901	4,967,540
LiveRamp Holdings Incorporated †	23,070	1,194,334
		10,319,291

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo VT Small Cap Growth Fund

			Shares	Value
Semiconductors & Semiconductor Equipment : 2.88%
Diodes Incorporated †			73,090	$4,125,931
Semtech Corporation †			86,450	4,578,392
Silicon Laboratories Incorporated †			12,370	1,210,405
				9,914,728

Software : 17.01%
Envestnet Incorporated †			113,151	8,730,731
Everbridge Incorporated †			26,890	3,380,880
Five9 Incorporated †			3,983	516,515
Jamf Holding Corporation †			20,958	788,230
Mimecast Limited †			69,860	3,277,831
PROS Holdings Incorporated †			44,350	1,416,539
Q2 Holdings Incorporated †			104,196	9,508,924
Rapid7 Incorporated †			144,418	8,844,158
Sprout Social Incorporated Class A †			138,439	5,329,902
SPS Commerce Incorporated †			91,274	7,107,506
Sumo Logic Incorporated †«			76,892	1,676,246
Talend SA ADR †			170,699	6,664,089
Vertex Incorporated Class A †			60,355	1,388,165
				58,629,716

Materials : 0.14%

Chemicals : 0.14%
PQ Group Holdings Incorporated †			47,710	489,505

Real Estate : 1.66%

Equity REITs : 1.66%
Community Healthcare Trust Incorporated			56,340	2,634,458
QTS Realty Trust Incorporated Class A			48,770	3,073,485
				5,707,943

Utilities : 0.22%

Independent Power & Renewable Electricity Producers : 0.22%
Sunnova Energy International †			25,500	775,455

Total Common Stocks (Cost $242,488,288)				340,410,878

		Yield
Short-Term Investments : 7.22%

Investment Companies : 7.22%
Securities Lending Cash Investments LLC (l)(r)(u)		0.12%	19,228,693	19,228,693
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.05	5,661,475	5,661,475

Total Short-Term Investments (Cost $24,890,168)				24,890,168

Total investments in securities (Cost $267,378,456)	106.00%			365,301,046
Other assets and liabilities, net	(6.00)			(20,693,649)

Total net assets	100.00%			$344,607,397

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2020 (unaudited)

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

5

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$17,154,220	$73,278,327	$(71,204,532)	$1,535	$(857)	$67,171	#	$19,228,693
Wells Fargo Government Money Market Fund Select Class	3,229,069	67,007,086	(64,574,680)	0	0	14,806		5,661,475

				$1,535	$(857)	$81,977		$24,890,168	7.22%

# Amount shown represents income before fees and rebates.

Wells Fargo VT Small Cap Growth (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,755,285	$0	$0	$3,755,285
Consumer discretionary	46,231,146	0	0	46,231,146
Consumer staples	13,290,395	0	0	13,290,395
Financials	22,943,475	0	0	22,943,475
Health care	112,122,399	0	0	112,122,399
Industrials	48,985,201	0	0	48,985,201
Information technology	86,110,074	0	0	86,110,074
Materials	489,505	0	0	489,505
Real estate	5,707,943	0	0	5,707,943
Utilities	775,455	0	0	775,455
Short-term investments
Investment companies	24,890,168	0	0	24,890,168

Total assets	$365,301,046	$0	$0	$365,301,046

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.